Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
9. Stock-based Compensation
The Company grants stock-based awards under its 2023 Stock Option and Incentive Plan (the “2023 Plan”), which was approved by the Company’s stockholders in November 2023 and became effective in November 2023 in connection with completion of the Merger. The Company also has outstanding stock option awards under the “Legacy Korro 2019 Plan”, the Frequency 2014 Stock Incentive Plan (the “2014 Plan”), the 2019 Incentive Award Plan (the “Frequency 2019 Plan”), but is no longer granting awards under these plans. The Company also has the option to grant awards under the 2023 Employee Stock Purchase Plan (the “2023 ESPP”), which was approved by the Company’s stockholders in November 2023 and became effective in November 2023 in connection with completion of the Merger.

Stock-based Compensation Expense
Total stock-based compensation expense recognized in the consolidated statements of operations and comprehensive loss for the three months ended March 31, 2024 and 2023 was as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Research and development	$278	$90
General and administrative	587	259

Total stock-based compensation expense	$865	$349

Restricted Common Stock Activity
Prior to the adoption of the Legacy Korro 2019 Plan, Legacy Korro issued shares of restricted common stock to its founders as well as to certain employees. The restrictions on the common stock generally lapse over two to four years. In the event that a recipient ceases to provide service to Legacy Korro, Legacy Korro has the right to repurchase any unvested shares of restricted common stock at their original purchase price. As a result of this repurchase right, Legacy Korro recorded the issuance of such restricted common stock as a liability in the consolidated balance sheets. Amounts are reclassified to common stock at par and additional paid-in
capital as the restricted common stock vests and restrictions lapse. As of December 31, 2023, all such restricted common stock was fully vested.
The aggregate fair value of Legacy Korro restricted common stock that vested during the three months ended March 31, 2024 and 2023, based upon the fair value of the underlying restricted common stock on the day of vesting, was $0 million and less than $0.1 million, respectively.
Stock Option Activity
The fair value of stock options granted during the three months ended March 31, 2024 and 2023 was calculated on the date of grant using the following weighted-average assumptions:

	Three Months Ended March 31,
	2024	2023
Risk-free interest rate	4.1%	3.7%
Expected dividend yield	—%	—%
Expected term (in years)	6.0	6.0
Expected volatility	74.1%	69.7%
Using the Black-Scholes option pricing model, the weighted-average grant date fair value of stock options granted during the three months ended March 31, 2024 and 2023 was $21.43 and $23.49 per share, respectively.
The following table summarizes changes in stock option activity during the three months ended March 31, 2024 (in thousands, except per share amounts):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	1,323,151	$23.49	8.4	$36,310
Granted	24,926	$46.65
Exercised	(5,947)	$23.38
Forfeited	(32,174)	$18.09
Cancelled	(36,237)	$117.15

Outstanding as of March 31, 2024	1,273,719	$21.42	8.5	$85,695

Exercisable at March 31, 2024	434,915	$27.76	7.0	$25,584

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the common stock as of the end of the period. The aggregate intrinsic value of stock options exercised during the three months ended March 31, 2024 and 2023 was $0.1 million and $0 million, respectively.
As of March 31, 2024, there was unrecognized stock-based compensation expense related to unvested stock options of $9.6 million, which the Company expects to recognize over a weighted-average period of approximately 3.0 years.

11. Stock-based Compensation
2023 Stock Option and Incentive Plan
In November 2023, the Company’s board of directors adopted the Company’s 2023 Stock Option and Incentive Plan (the “2023 Plan”). The 2023 Plan was approved by the Company’s stockholders in November 2023 and became effective in November 2023 in connection with completion of the Merger. The 2023 Plan initially reserved 885,028 shares for the issuance of stock awards. In addition, the number of shares of common stock available for issuance under the 2023 Plan will be automatically increased on the first day of each calendar year during the ten-year term of the 2023 Plan, beginning with January 1, 2024 and ending with January 1, 2033, by the amount equal to 5% of the outstanding number of shares of the Company’s common stock on December 31 of the preceding calendar year or such lesser amount as determined by the Company’s board of directors. Awards granted under the 2023 Plan expire no later than ten years from the date of grant. For stock options, the option price shall generally not be less than 100% of the fair market value on the day of grant. As of December 31, 2023, there were in aggregate 889,922 shares of common stock reserved for issuance and 255,694 shares available to grant under the 2023 Plan.
2019 Stock Incentive Plan
In January 2019, the Legacy Korro’s Board of Directors adopted the 2019 Stock Incentive Plan (as amended from time to time, the “Legacy Korro Plan”). The Legacy Korro Plan provides for the grant of stock options, stock awards and restricted stock units to employees, members of the Company’s Board of Directors and non-employee
consultants and advisors. The Legacy Korro Plan initially provided for the issuance of up to 110,285 shares of common stock. The Legacy Korro Plan was subsequently amended in May 2019, June 2020, October 2020, April 2021, November 2021 and March 2023 to modify the number of shares of common stock issuable under the Legacy Korro Plan. Subsequent to the March 2023 amendment to the Legacy Korro Plan, Legacy Korro could issue up to 747,752 shares of common stock under the Legacy Korro Plan.
In connection with the merger, each option to purchase shares of Legacy Korro common stock that was outstanding and unexercised under the Legacy Korro Plan immediately prior to the Effective Time, whether or not vested, was converted into an option to purchase shares of the Company’s common stock and became eligible to be registered on Form
S-8.
The Company assumed each outstanding option to purchase shares of Legacy Korro common stock in accordance with the terms (as in effect as of the date of the Merger Agreement) of the Legacy Korro Plan and the terms of the stock option agreement by which such option to purchase shares of Legacy Korro common stock is evidenced. The number of shares under the Legacy Korro Plan subject to outstanding awards as of the effective date of the 2023 Plan that are subsequently canceled, forfeited or repurchased by the Company will be added to the shares reserved under the 2023 Plan.
The number of shares of common stock reserved for issuance pursuant to outstanding awards under the Legacy Korro Plan as of December 31, 2023 and 2022 was 600,977 shares and 683,156 shares, respectively. The number of shares available for grant under the Legacy Korro Plan was 0 and 159,890 at December 31, 2023 and 2022, respectively. Upon completion of the Merger and effectiveness of the 2023 Plan, the Company ceased granting awards under the Legacy Korro Plan.
2014 Stock Incentive Plan
On November 13, 2014, Frequency adopted the 2014 Stock Incentive Plan (as amended from time to time,the “2014 Plan”). All of Frequency’s employees, officers, directors, and consultants were eligible to be granted options to purchase common shares, restricted stock units and restricted stock under the terms of the 2014 Plan. Frequency, reserved an aggregate of 424,853 shares of common stock for issuance under the 2014 Plan. The number of shares under the 2014 Plan subject to outstanding awards as of the effective date of the 2023 Plan that are subsequently canceled, forfeited or repurchased by the Company will be added to the shares reserved under the 2023 Plan. As of December 31, 2023, there were no shares of common stock available for future grants under the 2014 Plan and there were 36,455 shares subject to outstanding option awards under the 2014 Plan.
2019 Incentive Award Plan
On September 17, 2019, Frequency’s board of directors and on September 19, 2019, its stockholders approved and adopted the 2019 Incentive Award Plan (the “2019 Plan”). Under the 2019 Plan, Frequency may grant stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock and cash-based awards to individuals who are then employees, officers, directors or consultants of the Company, and employees and consultants of the Company’s subsidiaries. A total of 154,032 shares of common stock were approved to be initially reserved for issuance under the 2019 plan. The number of shares under the 2019 Plan subject to outstanding awards as of the effective date of the 2023 Plan that are subsequently canceled, forfeited or repurchased by the Company will be added to the shares reserved under the 2023 Plan. Upon completion of the Merger and effectiveness of the 2023 Plan, the Company ceased granting awards under the 2019 Plan. Accordingly, as of December 31, 2023, there were no shares of common stock available for future grants under the 2019 Plan and there were 51,491 shares subject to outstanding option awards under the 2019 Plan.

All stock option grants are
non-statutory
stock options except option grants to employees (including officers and directors) intended to qualify as incentive stock options under the IRC. Incentive stock options may not be granted at less than the fair market value of the Company’s common stock on the date of grant. Nonqualified stock options may be granted at an exercise price established by the Board of Directors at its sole discretion (which has not been less than fair market value on the date of grant) and the vesting periods may vary. Vesting periods are generally four years and are determined by the Board of Directors. Stock options generally become exercisable as they vest. Options granted under the Legacy Korro Plan, 2014 Plan and the 2019 Plan expire no more than ten years from the date of grant.
Stock-based Compensation Expense
Total stock-based compensation expense recognized in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 was as follows (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$759	$243
General and administrative	1,622	897

Total stock-based compensation expense	$2,381	$1,140

Restricted Common Stock Activity
Prior to the adoption of the 2019 Plan, Legacy Korro issued shares of restricted common stock to its founders as well as to certain employees. The restrictions on the common stock generally lapse over two to four years. In the event that a recipient ceases to provide service to Legacy Korro, Legacy Korro has the right to repurchase any unvested shares of restricted common stock at their original purchase price. As a result of this repurchase right, Legacy Korro recorded the issuance of such restricted common stock as a liability in the consolidated balance sheets. Amounts are reclassified to common stock at par and additional paid-in
capital as the restricted common stock vests and restrictions lapse.
The following table summarizes Legacy Korro restricted common stock activity during the year ended December 31, 2023:

	Shares	Weighted- Average Grant Date Fair Value per Share
Unvested as of December 31, 2022	2,902	$0.59
Granted	—	$—
Vested	2,902	$0.23
Repurchased	—	$—

Unvested as of December 31, 2023	—	$—

The aggregate fair value of Legacy Korro restricted common stock that vested during the years ended December 31, 2023 and 2022, based upon the fair value of the underlying restricted common stock on the day of vesting, was $0.1 million and $0.5 million, respectively.

Stock Option Activity
The fair value of stock options granted during the years ended December 31, 2023 and 2022 was calculated on the date of grant using the following weighted-average assumptions:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	4.3%	2.5%
Expected dividend yield	—%	—%
Expected term (in years)	6.0	6.0
Expected volatility	72.8%	72.9%
Using the Black-Scholes option pricing model, the weighted-average grant date fair value of stock options granted during the years ended December 31, 2023 and 2022 was $23.49 and $14.95 per share, respectively.
The following table summarizes changes in stock option activity during the year ended December 31, 2023 (in thousands, except per share amounts):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	461,100	$14.95	8.0	$2,953
Assumed in reverse recapitalization	93,153	$121.91
Granted	835,839	$17.33
Exercised	(39,395)	$16.41
Forfeited	(20,091)	$20.07
Cancelled	(7,455)	$18.85

Outstanding as of December 31, 2023	1,323,151	$23.49	8.4	$36,310

Exercisable at December 31, 2023	368,036	$34.60	6.7	$8,457
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the common stock as of the end of the period. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2023 and 2022 was $0.3 million and $0.1 million, respectively.
As of December 31, 2023, there was unrecognized stock-based compensation expense related to unvested stock options of $10.1 million, which the Company expects to recognize over a weighted-average period of approximately 3.1 years.